Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Potentially Dilutive Securities
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Year Ended December 31,
	2012	2013
Shares underlying warrants outstanding	80,250,702	481,301,961
Shares underlying options outstanding	234,465	230,725
Unvested restricted stock	74,372	54,721
Convertible notes payable	20,007,002	114,517,218